CAPITAL STOCK (Details Narrative) - USD ($)																																																																				3 Months Ended		5 Months Ended	12 Months Ended
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Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share																																				$ 0.0001																																$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Warrants and Rights Outstanding, Term																																																	5 years
Preferred Stock, Shares Issued																																				31,000																																		31,000	31,000	31,000
Preferred Stock, Shares Outstanding																																				31,000																																31,000		31,000	31,000	31,000
Preferred Stock, Shares Authorized																																				5,000,000																																5,000,000		2,000,000	5,000,000	2,000,000
Deferred Compensation Liability, Current																																				$ 92,546																																$ 94,175		$ 86,307	$ 92,546	$ 86,307
Common Stock, Shares Authorized																																				500,000,000																																1,000,000,000		250,000,000	500,000,000	250,000,000
Stock Issued During Period, Shares, New Issues																																				6,802,721	5,714,286		2,082,128							4,512,497	7,823,177	1,000,000	4,629,964	8,300,345	14,700,000	6,000,000				10,000,000	1,769,447	10,000,000	4,000,000		262,481	4,000,000	892,592	2,000,000							85,636,560	14,662,039
Debt Instrument, Face Amount																																				$ 39,167	$ 35,677										$ 41,000		$ 35,340	$ 64,554	$ 114,660	$ 60,000					$ 16,000		$ 24,000			$ 40,000	$ 7,000	$ 20,000							$ 39,167
Loss on conversion of debt																																				28,860	19,000		$ 7,610								114,748		72,690	98,774	120,540	123,600					23,357		24,000			20,000	17,852	52,800
Stock Issued During Period, Value, New Issues																																				68,027	60,000		25,610								158,810		108,804	163,517	235,200	183,600					41,051	$ 163,000	48,000			60,000	26,778	72,800
Liability reduction																																				$ 39,167	41,000		18,000								44,062		36,114	64,743	$ 114,660	$ 60,000					17,694		$ 24,000			$ 40,000	8,926	$ 20,000							$ 39,167
Debt Instrument, Periodic Payment, Interest																																					$ 5,323		$ 18,000								$ 3,062		$ 774	$ 189							494						726
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																																																																								$ 31,000
Common Stock, Par or Stated Value Per Share																																				$ 0.0001																																$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding																																				247,015,579																																406,333,999		129,836,060	247,015,579	129,836,060
Common Stock, Shares, Issued																																				247,015,579									40,000,000																							406,333,999		129,836,060	247,015,579	129,836,060
Stock Issued During Period, Value, Issued for Services																																																																				$ 14,652	$ 29,850		$ 29,850
Debt Issuance Costs, Net																																																									$ 1,200						$ 1,200
Two Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																																											2,298,852
Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									9,142,857		12,605,042							8,805,111		7,722,008		6,265,664		8,000,000	8,000,000			5,714,286		5,714,286		9,070,295		5,673,765	5,673,765
Debt Instrument, Face Amount								$ 20,000	$ 20,000	$ 30,000	$ 30,000		$ 30,000	$ 30,000	$ 20,000	$ 20,000	$ 74,429	$ 74,429					$ 25,571	$ 25,571	$ 25,571		$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 50,794	$ 50,794
Stock Issued During Period, Value, New Issues									31,086		47,899							40,816		$ 44,788		$ 34,461			52,800			44,571		45,143		69,841		$ 56,738
Liability reduction								20,000	$ 20,000	30,000	$ 30,000						76,604	$ 76,604	$ 30,000	30,000	$ 25,000	25,000	$ 69,600	69,600	69,600		$ 30,000	30,000	$ 30,000	30,000	$ 50,794	50,794	$ 32,667	32,667	$ 32,667
Common Stock, Shares, Issued																																																																									15,660,000
Two Thousand Twenty One Stock Option Incentive Plan [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Employee Stock Purchase Plans																																													40,000,000
Two Thousand Twenty One Stock Option Incentive Plan [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Employee Stock Purchase Plans							15,660,000
2021 Stock Option Incentive Plan [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																																													4,000,000
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Voting Rights																																																																				Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.			Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.
Common Stock, Shares Authorized															1,000,000,000	1,000,000,000																																																												500,000,000	500,000,000	250,000,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans																																																																								1,020,000
Stock Issued During Period, Shares, New Issues																																																	4,344,595		7,225,972	4,000,000
Debt Instrument, Face Amount																																																	$ 33,888		$ 51,369	$ 40,000
Loss on conversion of debt																																																	102,098		63,589	83,600
Stock Issued During Period, Value, New Issues																																																	4,344,595		115,616	123,600
Liability reduction																																																	33,888		52,027	$ 40,000
Debt Instrument, Periodic Payment, Interest																																																	$ 68,210		$ 658
Stock Issued During Period, Shares, Issued for Services																																																																				2,220,000	750,000		750,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
Stock Issued During Period, Value, Issued for Services																																																																				$ 222	$ 75		$ 75
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									14,285,714		8,403,361			10,084,034		6,606,111		6,802,721
Debt Instrument, Face Amount								34,000	$ 34,000	20,000	$ 20,000						25,000	$ 25,000
Stock Issued During Period, Value, New Issues														$ 47,395		$ 28,406		34,014
Liability reduction													$ 30,000	30,000	$ 20,000	20,000	25,000	$ 25,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																																																																													5,000,000	2,000,000
Common Stock One [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																																																				2,500,000
Debt Instrument, Face Amount																																																				$ 25,000
Loss on conversion of debt																																																				51,500
Stock Issued During Period, Value, New Issues																																																				76,500
Liability reduction																																																				$ 25,000
Common Stock One [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																		8,163,265
Debt Instrument, Face Amount																	30,000	$ 30,000
Stock Issued During Period, Value, New Issues									48,571		31,933
Liability reduction								$ 34,000	34,000	$ 20,000	20,000						$ 30,000	30,000
Bill Edmonds [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																										11,000,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																																												2,000,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																																												$ 48,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																																						766,379
Stock Issued During Period, Value, Issued for Services																																												$ 2,000,000
Noteholder [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								14,285,714		8,403,361		12,605,042	10,084,034		6,606,111		8,163,265		7,722,008		6,265,664		8,000,000				5,714,286		5,714,286		9,070,295		5,673,765			6,802,721	5,714,286	4,264,392	2,082,128	3,000,000								1,000,000
Debt Instrument, Face Amount								$ 34,000	34,000	$ 20,000	20,000	$ 30,000	$ 30,000	30,000	$ 20,000	20,000	$ 30,000	30,000	$ 30,000	30,000	$ 25,000	25,000	$ 25,571	25,571	25,571		$ 30,000	30,000	$ 30,000	30,000	$ 50,794	50,794	$ 32,667	32,667	32,667	$ 39,167	$ 35,677																																		39,167
Loss on conversion of debt								14,571		11,933		17,269	17,395		8,406		10,816		14,788		9,461		16,800				14,571		14,857		19,048		24,071			28,860	19,000	$ 17,697	$ 7,610	$ 27,000
Stock Issued During Period, Value, New Issues								48,571		31,933		47,269	47,395		28,406		40,816		44,788		34,461		52,800				44,571		44,857		69,841		56,738			68,027	60,000	49,041	25,610	57,000
Liability reduction								$ 34,000	34,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 30,000	$ 20,000	$ 20,000	$ 30,000	30,000	$ 30,000	$ 30,000	$ 25,000	$ 25,000	69,600	$ 69,600	$ 69,600		$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 50,794	$ 50,794	$ 32,667	$ 32,667	$ 32,667	$ 39,167	41,000	31,343	18,000	30,000																															$ 39,167
Debt Instrument, Periodic Payment, Interest																							$ 44,029														$ 5,323	$ 31,343	$ 18,000	$ 30,000
Noteholder [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	6,748,328	6,000,000	11,065,760	9,070,295	15,419,501	9,291,521
Debt Instrument, Face Amount	$ 11,101	$ 13,020	$ 24,400	$ 20,000	$ 34,000	$ 20,000
Loss on conversion of debt	6,445	6,180	9,904	10,839	30,762	19,024
Stock Issued During Period, Value, New Issues	17,546	19,200	34,304	30,839	64,762	39,024
Liability reduction	$ 11,101	$ 13,020	$ 24,400	$ 20,000	$ 34,000	$ 20,000
David Bradford [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																										5,000,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																																												6,000,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																																												$ 144,000
Stock Issued During Period, Value, Issued for Services																																												$ 6,000,000
Lloyd Spencer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																							2,040,000			5,000,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																																												2,000,000	4,000,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																																												$ 48,000	$ 98,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																																						1,616,379
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																																																																						850,000		766,379
Stock Issued During Period, Value, Issued for Services																																												$ 2,000,000
Employees [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																										1,000,000																100,000
Stock Issued During Period, Shares, Issued for Services																																										300,000
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																							2,220,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																																					750,000
Noteholder One [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								9,142,857									6,802,721																					2,448,980		1,800,000
Debt Instrument, Face Amount								$ 20,000	20,000								$ 25,000	25,000
Loss on conversion of debt								11,086									9,014																					$ 10,163		$ 16,200
Stock Issued During Period, Value, New Issues								31,086									34,014																					28,163		34,200
Liability reduction								$ 20,000	$ 20,000								$ 25,000	25,000																				18,000		18,000
Debt Instrument, Periodic Payment, Interest																																						$ 18,000		$ 18,000
Noteholder Two [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																	8,805,011
Debt Instrument, Face Amount																	$ 74,429	74,429
Loss on conversion of debt																	32,579
Stock Issued During Period, Value, New Issues																	44,025
Liability reduction																	76,604	$ 76,604
Debt Instrument, Periodic Payment, Interest																	$ 2,174
Jeremy Lyell [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																																									2,000,000
Three Employees [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																																										300,000
Employee Three [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																																										100,000
Warrant Holder [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																																														4,512,497
Board of Directors [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																																																																								766,379
Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																																						1,616,379
Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																																						766,379
Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized																																																																										1,000,000,000
Minimum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized																																																																										500,000,000
Conversion Agreement [Member] | Maximum [Member] | Board of Directors [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																																																	$ 0.30
Conversion Agreement [Member] | Minimum [Member] | Board of Directors [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																																																	0.20
Conversion Agreement [Member] | Saint James Capital Management LLC [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted																																																																			2,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																																			5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																																			$ 0.30
Warrants and Rights Outstanding, Term																																																																			3 years
Conversion Agreement [Member] | Saint James Capital Management LLC [Member] | Maximum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																																			$ 0.30
Conversion Agreement [Member] | Saint James Capital Management LLC [Member] | Minimum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																																																	$ 0.20
Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized															500,000,000	500,000,000																																																											1,000,000,000		5,000,000	2,000,000
Common Stock, Shares Authorized																																																																													500,000,000	250,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																																							2,000,000
Asset Purchase Agreement [Member] | Amwaste Inc [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																																							2,000,000
Note Purchase Agreement [Member] | Two Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																																											2,298,852
Employment Agreement [Member] | Lloyd Spencer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																																																												1,020,000					840,000
Stock Issued During Period, Value, New Issues																																																												$ 18,768					$ 33,600
Employment Agreement [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																																																																						850,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share																																																																																		$ 0.0001
Preferred Stock, Voting Rights																																																																				The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.			The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued																																																																				0
Preferred Stock, Shares Outstanding																																				0																																		0	0	0								0
Series A Preferred Stock [Member] | Conversion Agreement [Member] | Saint James [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																																			5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																																			$ 0.30
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share																																																																		$ 0.0001
Preferred Stock, Shares Authorized																																																																		100,000
Conversion description																																																																		The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.
Series B Convertible Preferred Stock [Member] | Bill Edmonds [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued																																																																		25,000													6,000
Deferred Compensation Liability, Current																																																																		$ 25,000
Loans Payable																																																																															$ 6,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued																																				31,000																																31,000		31,000	31,000	31,000
Preferred Stock, Shares Outstanding																																				31,000																																31,000			31,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																																																																								31,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture																																																																								$ 31,000
Stock Issued During Period, Value, Issued for Services